Equity Capital Structure and Equity Incentive Plan	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares, of which 1,000,000 are authorized as Series A Convertible Preferred Shares. As of December 31, 2025 and June 30, 2026, the Company had 11,216,546 and 11,215,546 common shares issued and 10,418,859 and 10,239,194 common shares outstanding, respectively, and nil Series A Convertible Preferred Shares issued and outstanding as of each date. The outstanding common share counts are presented net of common shares repurchased and held as treasury shares.

During the six-month period ended June 30, 2026, the Company canceled 1,000 previously issued but unvested restricted common shares granted under the 2015 Equity Incentive Plan, which had been forfeited in 2025 upon the resignation of an employee prior to vesting. The cancellation reduced both the number of common shares issued and the number of common shares outstanding by 1,000. The related par value adjustment rounded to nil in the accompanying unaudited interim Consolidated Statements of Stockholders’ Equity.

On November 19, 2025, the Company’s Board of Directors authorized the repurchase of up to $3.0 million of the Company’s common shares for a period of up to one year. Repurchases may be made from time to time at the Company’s discretion in open market transactions, privately negotiated transactions, accelerated share repurchase programs or a combination of these methods. The actual amount and timing of repurchases are subject to capital availability, market conditions and the Company’s determination that repurchases are in the best interests of its shareholders. During the six-month period ended June 30, 2026, the Company repurchased 178,665 common shares. From November 19, 2025 through June 30, 2026, the Company repurchased an aggregate of 245,669 common shares in the open market at an average price of $3.45 per share, excluding commissions, for an aggregate purchase price, including commissions, of approximately $0.9 million. As of June 30, 2026, approximately $2.1 million remained available under the repurchase program. This authorization expires in November 2026.

On February 24, 2026, 107,143 non-tradable warrants issued to the placement agent expired without exercise. No common shares were issued and no proceeds were received by the Company upon their expiration.

On November 19, 2025, the Company’s Board of Directors approved a new ten-year equity incentive plan (the “2025 EIP”) following the expiration of the Company’s 2015 Equity Incentive Plan. The 2025 EIP provides for the issuance of various equity-based awards to eligible employees, officers, directors, consultants and service providers. The maximum aggregate number of common shares that may be delivered pursuant to awards granted under the 2025 EIP during its ten-year term is 15% of the Company’s then-issued and outstanding common shares. No awards were granted under the 2025 EIP during the six-month period ended June 30, 2026.

All restricted common share awards granted under the 2015 Equity Incentive Plan had vested or been forfeited by December 31, 2025. Non-cash compensation expense of $142 and nil was recognized in General and administrative expenses for the six-month periods ended June 30, 2025 and 2026, respectively. As of June 30, 2026, there were no outstanding EIP awards or related unrecognized compensation costs.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)